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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                 811-10127
                   ------------------------------------

                    Investment Company Act file number

                  Fortress Brookdale Investment Fund LLC
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                   1345 Avenue of the Americas, 46th Floor
                            New York, NY 10105
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                 Skadden, Arps, Slate, Meagher & Flom LLP
                              4 Times Square
                            New York, NY 10036
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (212) 798-6100

Date of fiscal year end:  December 31, 2006

Date of reporting period:  July 1, 2005 - June 30, 2006

                                Form N-PX Table

( A )          ( B )  ( C )     ( D )      ( E )              ( F )   ( G ) ( H )( I )
Issue Name     Symbol CUSIP     Meeting    Matter Voted On    ProposedVoted Vote For/Against
                                Date                          By            Cast Mgmt

Brookdale Sn L BKD    112463104 05/18/2006 Directors, Auditor Issuer  Yes   For  For


                                SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Fortress Brookdale Investment Fund LLC

                        /s/  Jeffrey R. Rosenthal
                 ----------------------------------------
                         By (Signature and Title)

                Jeffrey R. Rosenthal, Chief Financial Officer
                 ----------------------------------------
                             (Name and Title)*

                             August 31, 2006
                 ----------------------------------------
                                  Date


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